Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)	(i) The components of the income tax expense (benefit) are as follows:
	For the Years Ended March 31,
	2024	2023	2022
Current income tax provision	$36,392	$160,439	$275,555
Deferred income tax provision (benefit)	94,498	270,090	(36,670)
Total	$130,890	$430,529	$238,885

Schedule of Deferred Tax Assets and Liabilities	(ii) The following table summarizes deferred tax assets resulting from differences between the financial reporting basis and tax basis of assets and liabilities:
	As of March 31, 2024	As of March 31, 2023
Allowance for doubtful accounts	$66,511	$95,025
Deferred revenue	196,097	280,531
Net operating loss carry-forwards	1,177	-
Total deferred tax asset	263,785	375,556
Valuation allowance	(1,208)	(875)
Deferred tax assets, net	$262,577	$374,681

Schedule of statutory effective tax rate	(iii) The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2024, 2023 and 2022:
	For the Years Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(5.3)%	(7.7)%	(6.8)%
Permanent difference	-%	0.3%	0.5%
Change in valuation allowance	2.0%	1.2%	2.2%
Effective tax rate	21.63%	18.8%	20.9%
(a)	Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu are subject to a favorable tax rate of 5%.

Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of March 31, 2024	As of March 31, 2023
Income tax payable	$953,222	$1,054,177
Value added tax payable	10,046	54,296
Other taxes payable	6,327	11,128
Total	$969,595	$1,119,601